COMMITMENTS AND CONTINGENCIES - future minimum lease payments required under non-cancelable operating leases and capital lease agreements (Details) $ in Thousands	Sep. 30, 2021 USD ($)
Capital Leases
Remainder of 2021	$ 11
2022	43
2023	4
Total minimum lease payments	58
Less: Amount representing interest	(13)
Capital lease obligation	45
Operating Leases
Remainder of 2021	1,149
2022	4,290
2023	3,887
2024	2,763
2025	1,428
Thereafter	469
Total minimum lease payments	$ 13,986